ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2026
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	7. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	June 30,	December 31,
	2026	2025
Trade payables	$74,130	$63,990
Accrued liabilities	34,151	64,934
	$108,281	$128,924